Pensions and Post-Employment Benefits - Aggregate Projected Benefit Obligation for Pension Plans and Other Post-employment Benefits and the Plan Assets by Country (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
PBO	$ 3,033	$ 2,738	$ 2,454
Assets	1,694	1,600	$ 1,487
Deficit	1,339	1,138
Mexico [member]
Disclosure of fair value of plan assets [line items]
PBO	216	203
Assets	29	24
Deficit	187	179
United States [member]
Disclosure of fair value of plan assets [line items]
PBO	305	297
Assets	222	219
Deficit	83	78
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
PBO	1,925	1,681
Assets	1,214	1,128
Deficit	711	553
Germany [member]
Disclosure of fair value of plan assets [line items]
PBO	219	204
Assets	8	9
Deficit	211	195
Other countries [member]
Disclosure of fair value of plan assets [line items]
PBO	368	353
Assets	221	220
Deficit	$ 147	$ 133